Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Trade And Other Receivables

(in €‘000)	December 31, 2021	December 31, 2020

Trade receivables – gross	39,563	23,193
Loss allowance	(1)	(2)
Trade receivables – net	39,562	23,191
VAT receivables	1,015	709
Other receivables	232	95
Receivables from related parties	142	8
Government grants receivables	1,126	1,073
Total	42,077	25,076

Schedule of Movements in Loss Allowance
The movements in the loss allowance for the years ended December 31, 2021 and 2020 have been as follows:

	Trade receivables		Contract assets
(in €‘000)	2021	2020	2021	2020

Opening balance loss allowance at the beginning of the year	2	1	—	—
Additions to bad debt allowance	—	1	—	—
Receivables written off during the year as uncollectible	—	—	—	—
Unused amount reversed during the year	(1)	—	—	—
Closing balance loss allowance at the end of the year	1	2	—	—